SUMMARY OF ACCOUNTING POLICIES - Summary of disclosure of detailed information about property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021 units
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Earlier useful lives (in years)	5 years
Estimated useful lives (in units)	7,000
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Earlier useful lives (in years)	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Earlier useful lives (in years)	5 years
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Earlier useful lives (in years)	10 years
Production moulds
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in units)	1,250
Master patterns and templates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in units)	7,000
Prototypes
Disclosure of detailed information about property, plant and equipment [line items]
Earlier useful lives (in years)	3 years